Summary Of Stock Option Outstanding (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding number of shares	89,609	103,759
Weighted average remaining contractual Term	4 years 4 days	4 years 5 months 5 days
Options exercisable number of shares	81,951	87,848
$4.77
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 4.77	$ 4.77
Option outstanding number of shares	12,265	14,446
Weighted average remaining contractual Term	8 years 3 months 26 days	8 years 5 months 19 days
Options exercisable number of shares	5,111	3,355
$9.54
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 9.54	$ 9.54
Option outstanding number of shares	943	943
Weighted average remaining contractual Term	5 years 8 months 1 day	6 years 5 months 1 day
Options exercisable number of shares	943	865
$15.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 15.90	$ 15.90
Option outstanding number of shares	16,582	20,328
Weighted average remaining contractual Term	6 years 2 months 9 days	6 years 7 days
Options exercisable number of shares	16,079	15,622
$23.85
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 23.85	$ 23.85
Option outstanding number of shares	642	893
Weighted average remaining contractual Term	5 years 4 months 6 days	6 years 1 month 21 days
Options exercisable number of shares	642	857
$30.21
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 30.21	$ 30.21
Option outstanding number of shares	29,612	32,103
Weighted average remaining contractual Term	7 months 28 days	1 year 4 months 6 days
Options exercisable number of shares	29,612	32,103
$39.75
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 39.75	$ 39.75
Option outstanding number of shares	24,033	29,218
Weighted average remaining contractual Term	4 years 8 months 1 day	4 years 9 months 22 days
Options exercisable number of shares	24,033	29,218
$54.86
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 54.86	$ 54.86
Option outstanding number of shares	189	189
Weighted average remaining contractual Term	1 year 8 months 5 days	2 years 5 months 5 days
Options exercisable number of shares	189	189
$62.81
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 62.81	$ 62.81
Option outstanding number of shares	1,887	2,138
Weighted average remaining contractual Term	2 years 1 month 17 days	2 years 6 months 29 days
Options exercisable number of shares	1,887	2,138
$238.50
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 238.50	$ 238.50
Option outstanding number of shares	3,456	3,501
Weighted average remaining contractual Term	2 years 11 months 23 days	3 years 8 months 12 days
Options exercisable number of shares	3,456	3,501